SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
SHORT TERM INVESTMENTS
Schedule of short-term investments

	December 31,
	2019	2020
	RMB	RMB
Aggregate cost basis	2,500,000	—
Gross unrealized holding gain	1,024	—
Aggregate fair value	2,501,024	—